Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 19, 2018
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Dec. 19, 2018
Document Effective Date	Dec. 19, 2018
Prospectus Date	Dec. 17, 2018